UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2009
Check here if Amendment [ ]; Amendment Number:

This Amendment:   [ ] is a restatement.
		  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name: 		BART Partners, LLC
Address:  	199 Fremont Street
		Suite 2500
		San Francisco, CA  94105-2261
13F File Number:28-12792

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Bob Peck
Title:		Senior Managing Member
Phone:		415-284-8515
Signature,		Place,				and Date of Signing:
Bob Peck		San Francisco, California	August 11, 2009
Report Type (check only one.):
[X] 	13F HOLDINGS REPORT.
[ ]	13F NOTICE.
[ ]	13F COMBINATION REPORT.
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FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:		0
Form 13F Information Table Entry Total:		16
Form 13F Information Table Value Total:		209,339
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
                                                          VALUE   SHRS OR   SH/ PUT/  INVESTMENT   OTHER         VOTING AUTHORITY
NAME OF ISSUER              TITLE OF CLASS     CUSIP    (x$1000)  PRN AMT   PRN CALL  DISCRETION  MANAGERS  SOLE     SHARED    NONE
ARCH CAP GROUP LTD	    ORD	             G0450A105	 48,361   825,547    SH   	SOLE		    825,547
SCHWAB CHARLES CORP NEW	    COM	             808513105	  7,272   414,597    SH	        SOLE		    414,597
CROSSTEX ENERGY L P	    COM	             22765U102	  1,676   538,934    SH   	SOLE		    538,934
DOMINOS PIZZA INC	    COM	             25754A201	 15,815   2,111,545  SH   	SOLE		    2,111,545
ENTERPRISE GP HLDGS L P	    UNIT LP INT	     293716106	 15,740   626,357    SH   	SOLE		    626,357
GRUPO TELEVISA SA DE CV	    SP ADR REP ORD   40049J206	 25,223   1,483,700  SH   	SOLE		    1,483,700
HOME DEPOT INC	            COM	             437076102	  2,094   88,613     SH   	SOLE		    88,613
HOME DEPOT INC	            COM	             437076902	  1,890   80,000     SH  CALL	SOLE		    80,000
LIBERTY MEDIA CORP NEW	    CAP COM SER A    53071M302	  6,601   486,775    SH   	SOLE		    486,775
LIBERTY MEDIA CORP NEW	    INT COM SER A    53071M104	 12,410   2,477,068  SH   	SOLE		    2,477,068
LIBERTY MEDIA CORP NEW	    ENT COM SER A    53071M500	 23,297   872,560    SH   	SOLE		    872,560
LOWES COS INC	            COM	             548661107	  9,146   471,200    SH   	SOLE		    471,200
MOHAWK INDS INC	            COM	             608190104	  9,481   265,734    SH   	SOLE		    265,734
SANDRIDGE ENERGY INC	    COM	             80007P307	  1,973   231,549    SH   	SOLE		    231,549
SEALY CORP	            COM	             812139301	  1,255   640,526    SH   	SOLE		    640,526
SEALY CORP	            RIGHT 06/25/2009 812139129	 27,104   13,828,737 SH  RIGHT  SOLE		    13,828,737